CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 164,957	$ 139,396
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	54,575	48,817
Commissions	974	2,056
Marketing	4,628	4,908
Selling, general, and administrative	165,502	49,054
Income (loss) from operations	(60,722)	34,561
Other income (expense) net :
Interest expense	(5,091)	(1,673)
Gain from change in fair value of warrant liability	5,127
Gain from change in fair value of earnout liability	61,770
Loss from extinguishment of debt	(445)
Other income	1,073	17
Total other income (expense), net	62,434	(1,656)
Income before provision for income taxes	1,712	32,905
Income tax expense	388	286
Net income	1,324	32,619
Less: Net income attributable to noncontrolling interest	2,293
Net income (loss) attributable to biote Corp. stockholders	(969)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1)	(17)
Other comprehensive income (loss)	(1)	(17)
Comprehensive income	$ 1,323	32,602
Net income (loss) per common share
Basic	$ (0.12)
Diluted	$ (0.12)
Weighted average common shares outstanding
Basic	8,059,371
Diluted	8,059,371
Product Revenue
Revenue
Total revenue	$ 163,133	137,598
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	51,990	46,298
Service Revenue
Revenue
Total revenue	1,824	1,798
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	$ 2,585	$ 2,519